FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The Company’s warrant liability was estimated using Level 3 inputs as shown in the reconciliation table below for the nine-months ended September 30, 2012.

Fair value measurements using significant unobservable inputs (Level 3)
Description	Warrant Liability
Beginning balance, December 31, 2011	$498,976
Total (gains) or losses	1,232,291
Purchases, issuances and settlements	920,967
Transfers in or out of Level 3	-
Ending balance, September 30, 2012	$2,652,234

The Company’s warrant liability was estimated using Level 3 inputs as shown in the reconciliation table below for the year ended December 31, 2011.

Fair value measurements using significant unobservable inputs (Level 3)
Description	Warrant Liability
Beginning balance, December 31, 2010	-
Purchases, issuance and settlements	$741,028
Total (gains) or losses	(242,052)
Transfers in or out of Level 3	-
Ending balance, December 31, 2011	$498,976

Fair Value Inputs, Liabilities, Quantitative Information
The Company used the following assumptions to estimate the fair value of the warrant liability as of September 30, 2012:

Expected volatility	85.25%
Expected dividend yield	0%
Expected term	1.9 – 2.2 years
Risk-free interest rate	0.62%

The Company used the following assumptions to estimate the fair value of the warrant liability at December 31, 2011:

Expected volatility	81.45%
Expected dividend yield	0%
Expected term	2.3-2.5 years
Risk-free interest rate	.83%